Leases (Tables)	12 Months Ended
Jun. 30, 2025
Presentation of leases for lessee [abstract]
Summary of Lease Asset and Liability

Right-of-use Assets	Consolidated
	June 30, 2025 A$	June 30, 2024 A$
Buildings	506,023	616,578

	506,023	616,578

Summary of Aging of Lease Liabilities

Lease Liabilities	Consolidated
	June 30, 2025 A$	June 30, 2024 A$
Current	205,390	233,619

Non-current	314,914	399,409

Balance at June 30, 2025	520,304	633,028

Summary of Recognised ROU Assets
The recognised ROU assets are comprised solely of property leases in Germany and France. Movements during the fiscal years June 30, 2025 and June 30, 2024 are as follows:

ROU asset	A$
Opening balance of ROU asset as at July 1, 2023	385,369
Lease addition and modification for the fiscal year ended June 30, 2024	491,901
Lease disposals for the financial year ended June 30, 2024	(8,145)
Depreciation for the fiscal year ended June 30, 2024	(248,764)
Foreign exchange differences	(3,783)
Closing balance of ROU asset as at June 30, 2024	616,578
Opening balance of ROU asset as at July 1, 2024	616,578
Lease addition and modification for the fiscal year ended June 30, 2025	138,563
Lease disposals for the financial year ended June 30, 2025	—
Depreciation for the fiscal year ended June 30, 2025	(255,110)
Foreign exchange differences	5,992
Closing balance of ROU asset as at 30 June 2025	506,023

Summary of Movement of Lease Liabilities
For the fiscal years June 30, 2025 and June 30, 2024, movement of lease liabilities and aging presentation are as follows:

Lease Liabilities Reconciliation	Consolidated
	June 30, 2025 A$	June 30, 2024 A$
Opening Balance	633,028	392,822
Lease additions and modifications	130,405	482,717
Interest charged for the year	36,283	30,272
Disposals	—	(8,145)
Principal paid for the year	(270,666)	(226,494)
Interest expense paid for the year	(36,759)	(30,328)
Foreign exchange adjustments	28,013	(7,816)

Closing Balance	520,304	633,028

Summary of Maturity Analysis of Lease Liabilities
The table below shows the Group’s lease liabilities in relevant maturity groupings based on their contractual maturities. The amounts disclosed in the table are the contractual undiscounted cash flows.

Lease Liabilities	Less than 1 year $	Between 1 and 2 years $	Between 2 and 5 years $	Over 5 years $	Total contractual cash flows $	Carrying amount $
2025	230,499	158,259	179,588	—	568,346	520,304
2024	264,842	175,428	265,907	—	706,177	633,028